Financial Instruments and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements

Note 5—Financial Instruments and Fair Value Measurements

Recurring Fair Value Measurements

Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of input that may be used to measure fair value:

Level 1: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2: Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company uses observable inputs when available. Fair value is based upon quoted market prices when available. If market prices are not available, the Company may employ internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. The Company limits valuation adjustments to those deemed necessary to ensure that the financial instrument’s fair value adequately represents the price that would be received or paid in the marketplace. Valuation adjustments may include consideration of counterparty credit quality and liquidity as well as other criteria. The estimated fair value amounts are subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in estimating fair value could affect the results. The fair value measurement levels are not indicative of risk of investment.

The following table summarizes fair value measurements by level at September 30, 2013 and December 31, 2012 for assets measured at fair value on a recurring basis:

(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total
September 30, 2013
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$4,173	$4,173

December 31, 2012
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,099	$6,099

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management’s best judgment with respect to current economic conditions, including discount rates and estimates of future cash flows.

Indemnification assets include the present value of the expected future cash flows of certain expense reimbursement agreements with Popular. These contracts have termination dates up to September 2015 and were entered into in connection with the Merger. Management prepared estimates of the expected reimbursements to be received from Popular until the termination of the contracts, discounted the estimated future cash flows and recorded the indemnification assets as of the Merger closing date. Payments received during the quarters reduced the indemnification asset balance. The remaining balance was adjusted to reflect its fair value as of September 30, 2013, therefore resulting in a net unrealized gain of approximately $2,000 and $21,000 for the three and nine months ended September 30, 2013, respectively, and $0.6 million and $0.3 million for the corresponding 2012 periods, which are reflected within the other income (expenses) caption in the unaudited consolidated statements of income (loss) and comprehensive income (loss). The current portion of the indemnification assets is included within accounts receivable, net, and the other long-term portion is included within other long-term assets in the accompanying unaudited consolidated balance sheets.

The unobservable inputs related to the Company’s indemnification assets as of September 30, 2013 using the discounted cash flow model include the discount rate of 5.42% and the projected cash flows of $4.2 million.

For indemnification assets a significant increase or decrease in market rates and cash flows could result in a significant impact to the fair value. Also, the credit rating and/or the non-performance credit risk of Popular, which is subjective in nature, could also increase or decrease the sensitivity of the fair value of these assets.

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at September 30, 2013 and December 31, 2012:

	September 30, 2013		December 31, 2012
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Financial assets:
Indemnification assets:
Software cost reimbursement	$4,173	$4,173	$6,099	$6,099

Financial liabilities:
New senior secured term loans:
Senior secured term loan A	$295,881	$292,695	$—	$—
Senior secured term loan B	393,328	384,038	—	—
Senior secured term loan	—	—	484,414	497,498
Senior notes	—	—	252,347	275,550

The fair value of the new senior secured term loans at September 30, 2013, as well as the previous senior secured term loan and the senior notes at December 31, 2012 were obtained using the prices provided by third party service providers. Their pricing is based on various inputs such as: market quotes, recent trading activity in a non-active market or imputed prices. Also, the pricing may include the use of an algorithm that could take into account movement in the general high yield market, among other variants.

The previous senior secured term loan and senior notes as well as the new senior secured term loans, which are not measured at fair value in the balance sheets, if measured at fair value will be categorized as Level 3 in the fair value hierarchy.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

	Three months ended September 30,		Nine months ended September 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Indemnification assets:
Beginning balance	$4,540	$6,120	$6,099	$7,464
Payments received	(369)	(1,017)	(1,947)	(2,145)
Unrealized gain recognized in other income (expenses)	2	550	21	334

Ending balance	$4,173	$5,653	$4,173	$5,653

Note 12—Financial Instruments and Fair Value Measurements

Recurring Fair Value Measurements

Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of input that may be used to measure fair value:

Level 1: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2: Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company uses observable inputs when available. Fair value is based upon quoted market prices when available. If market prices are not available, the Company may employ internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. The Company limits valuation adjustments to those deemed necessary to ensure that the financial instrument’s fair value adequately represents the price that would be received or paid in the marketplace. Valuation adjustments may include consideration of counterparty credit quality and liquidity as well as other criteria. The estimated fair value amounts are subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in estimating fair value could affect the results. The fair value measurement levels are not indicative of risk of investment.

The following table summarizes fair value measurements by level at December 31, 2012 and 2011, for assets measured at fair value on a recurring basis:

	December 31, 2012				December 31, 2011
(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,099	$6,099	$—	$—	$7,113	$7,113
Expected reimbursement	—	—	—	—	—	—	351	351

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management’s best judgment with respect to current economic conditions, including discount rates and estimates of future cash flows.

Indemnification assets include the present value of the expected future cash flows of certain expense reimbursement agreements with Popular. These contracts have termination dates up to September 2015 and were entered into in connection with the Merger. Management prepared estimates of the expected reimbursements to be received from Popular until the termination of the contracts, discounted the estimated future cash flows and recorded the indemnification assets as of the Merger closing date. Payments received during the quarters reduced the indemnification asset balance. The remaining balance was adjusted to reflect its fair value as of December 31, 2012, therefore resulting in a net unrealized gain of approximately $1.0 million and an unrealized loss of $0.3 million for the years ended December 31, 2012 and 2011, respectively, which are reflected within the other expenses caption in the consolidated statements of income and comprehensive income. The current portion of the indemnification assets is included within accounts receivable, net and the other long-term portion is included within other long-term assets in the accompanying consolidated balance sheets. See Note 19 for additional information regarding the expense reimbursement agreements.

The unobservable inputs related to the Company’s indemnification assets as of December 31, 2012 using the discounted cash flow model include the discount rate of 7.86% and the projected cash flows of $6.1 million.

For indemnification assets a significant increase or decrease in market rates and cash flows could result in a significant impact to the fair value. Also, the credit rating and/or the non-performance credit risk of Popular, which is subjective in nature, also could increase or decrease the sensitivity of the fair value of these assets.

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Indemnification assets
Software cost reimbursement	$6,099	$6,099	$7,113	$7,113
Expected reimbursements	—	—	351	351
Financial liabilities:
Senior secured term loan	$484,414	$497,498	$313,333	$317,979
Senior notes	252,347	275,550	210,500	213,921

The fair value of senior secured term loan and the senior notes at December 31, 2012 and 2011 were obtained using the prices provided by third party service providers. Their pricing is based on various inputs such as: market quotes, recent trading activity in a non-active market or imputed prices. Also, the pricing may include the use of an algorithm that could take into account movement in the general high yield market, among other variants.

The senior secured term loan and senior notes, which are not measured at fair value in the balance sheet, could be categorized as Level 3 in the fair value hierarchy.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

(Dollar amounts in thousands)	Indemnification Assets	Derivative Assets
Balance—December 31, 2010	$14,836	$4,960
Payments received	(7,080)	—
Unrealized loss recognized in other expenses	(292)	—
Net settlement of derivative	—	(3,561)
Realized loss on derivative	—	(1,399)

Balance—December 31, 2011	$7,464	$—

Payments received	(2,331)	—
Unrealized gain recognized in other expenses	966	—

Balance—December 31, 2012	$6,099	$—

There were no transfers in or out of Level 3 during the years ended December 31, 2012 and 2011.